Accrued Liabilities (Summary Of Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012		Jan. 31, 2011
Accrued Liabilities [Abstract]
Accrued wages and benefits	$ 5,089	[1]	$ 5,895	[1]
Self-insurance	3,638	[2]	3,447	[2]
Other	9,427	[3]	9,359	[3]
Total accrued liabilities	$ 18,154		$ 18,701

[1]	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
[2]	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee-related health care benefits.
[3]	Other accrued liabilities consist of various items such as accrued taxes, maintenance, utilities, advertising and interest.